Loans and Allowance for Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2018 and September 30, 2018 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2018	September 30, 2018
	(in millions)
Domestic:
Manufacturing	¥10,876,625	¥10,717,304
Construction	781,262	698,783
Real estate	11,763,769	11,746,501
Services	2,689,086	2,576,921
Wholesale and retail	7,989,080	7,837,551
Banks and other financial institutions(1)	4,818,364	4,892,078
Communication and information services	1,551,533	1,550,557
Other industries	8,939,291	8,943,344
Consumer	16,287,332	15,964,092

Total domestic	65,696,342	64,927,131

Foreign:
Governments and official institutions	920,538	836,116
Banks and other financial institutions(1)	12,851,570	13,029,862
Commercial and industrial	30,591,173	31,936,891
Other	7,270,928	7,228,511

Total foreign	51,634,209	53,031,380

Unearned income, unamortized premiums—net and deferred loan fees—net	(294,656)	(295,279)

Total(2)	¥117,035,895	¥117,663,232

Notes:	(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥226,923 million at March 31, 2018 and ¥238,564 million at September 30, 2018, respectively.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, and Bank of Ayudhya Public Company Limited (“Krungsri”) based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2018 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2018 for further information.

The nonaccrual loans by class at March 31, 2018 and September 30, 2018 is shown below:

	March 31, 2018	September 30, 2018
	(in millions)
Commercial
Domestic	¥332,994	¥307,725
Manufacturing	77,163	70,201
Construction	10,791	9,675
Real estate	33,317	26,098
Services	30,717	29,222
Wholesale and retail	108,175	101,210
Banks and other financial institutions	1,145	1,654
Communication and information services	13,815	13,151
Other industries	37,549	40,314
Consumer	20,322	16,200
Foreign-excluding MUAH and Krungsri	109,516	93,786
Residential	69,464	68,732
Card	61,387	61,694
MUAH	52,282	39,248
Krungsri	121,286	113,328

Total(1)	¥746,929	¥684,513

Note:	(1)

The above table does not include loans held for sale of ¥61 million and ¥3,969 million at March 31, 2018 and September 30, 2018, respectively, and loans acquired with deteriorated credit quality of ¥6,659 million and ¥5,899 million, at March 31, 2018 and September 30, 2018, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and troubled debt restructurings (“TDRs”). The following table shows information about impaired loans by class at March 31, 2018 and September 30, 2018:

	Recorded Loan Balance
At March 31, 2018:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥626,469	¥188,984	¥815,453	¥875,795	¥331,851
Manufacturing	361,268	36,566	397,834	408,124	166,098
Construction	10,936	7,172	18,108	18,490	7,921
Real estate	43,553	23,053	66,606	71,809	10,665
Services	38,097	16,600	54,697	59,335	25,890
Wholesale and retail	128,661	49,628	178,289	189,404	94,832
Banks and other financial institutions	1,125	26	1,151	1,151	972
Communication and information services	18,782	7,852	26,634	28,082	16,041
Other industries	12,978	34,282	47,260	67,525	5,350
Consumer	11,069	13,805	24,874	31,875	4,082
Foreign-excluding MUAH and Krungsri	122,243	40,249	162,492	190,518	82,855
Loans acquired with deteriorated credit quality	7,837	—	7,837	15,470	4,324
Residential	105,089	6,261	111,350	134,777	16,928
Card	66,964	388	67,352	74,840	21,223
MUAH	48,895	33,650	82,545	94,565	7,743
Krungsri	58,529	25,565	84,094	90,957	29,402

Total(3)	¥1,036,026	¥295,097	¥1,331,123	¥1,476,922	¥494,326

	Recorded Loan Balance
At September 30, 2018:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥585,995	¥191,468	¥777,463	¥834,391	¥240,718
Manufacturing	351,225	36,331	387,556	397,682	88,726
Construction	8,117	6,563	14,680	15,238	6,355
Real estate	24,030	32,229	56,259	61,461	7,386
Services	33,550	15,285	48,835	52,350	23,329
Wholesale and retail	126,183	46,559	172,742	183,688	89,851
Banks and other financial institutions	1,771	25	1,796	1,796	1,583
Communication and information services	17,373	7,701	25,074	26,641	15,141
Other industries	13,004	35,894	48,898	67,095	5,376
Consumer	10,742	10,881	21,623	28,440	2,971
Foreign-excluding MUAH and Krungsri	124,631	23,959	148,590	169,822	69,774
Loans acquired with deteriorated credit quality	7,621	—	7,621	14,920	5,679
Residential	99,610	6,865	106,475	128,263	14,488
Card	65,783	391	66,174	73,590	21,686
MUAH	39,445	28,533	67,978	85,520	6,464
Krungsri	54,165	26,290	80,455	87,871	27,900

Total(3)	¥977,250	¥277,506	¥1,254,756	¥1,394,377	¥386,709

Notes:	(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
	(2)	Included in impaired loans at March 31, 2018 and September 30, 2018 are accrual TDRs as follows: ¥536,748 million and ¥525,746 million—Commercial; ¥40,734 million and ¥36,915 million—Residential; ¥28,541 million and ¥27,377 million—Card; ¥39,333 million and ¥37,281 million—MUFG Americas Holdings; and ¥24,899 million and ¥26,453 million—Krungsri, respectively.
	(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥61 million and ¥1,946 million at March 31, 2018 and September 30, 2018, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2017 and 2018:

	2017		2018
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥952,510	¥4,830	¥796,431	¥5,846
Manufacturing	509,211	1,812	392,695	2,787
Construction	20,112	144	16,393	162
Real estate	77,940	574	61,434	544
Services	62,750	381	51,767	420
Wholesale and retail	190,328	1,109	175,516	1,385
Banks and other financial institutions	2,030	7	1,474	4
Communication and information services	24,872	192	25,854	246
Other industries	34,783	387	48,080	91
Consumer	30,484	224	23,218	207
Foreign-excluding MUAH and Krungsri	235,723	3,573	153,708	1,598
Loans acquired with deteriorated credit quality	8,817	563	7,648	194
Residential	123,441	846	108,914	856
Card	71,080	1,052	66,762	857
MUAH	64,293	898	66,505	955
Krungsri	71,176	1,788	83,239	2,640

Total	¥1,527,040	¥13,550	¥1,283,207	¥12,946

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the six months ended September 30, 2017 and 2018:

	2017	2018
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥819,819	¥670,255
Additions (new accrual TDR status)(1)	65,483	40,021
Transfers to other impaired loans (including nonaccrual TDRs)	(16,624)	(9,623)
Loans sold	(16,776)	(26)
Principal payments and other	(140,664)	(46,855)

Balance at end of period(1)	¥711,238	¥653,772

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥896,031	¥660,868
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	145,885	97,596
Charge-off	(57,238)	(28,410)
Transfers to accrual TDRs	(20,000)	(14,548)
Loans sold	(22,482)	(2,496)
Principal payments and other	(137,124)	(112,026)

Balance at end of period(1)	¥805,072	¥600,984

Notes:	(1)	For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017. For the six months ended September 30, 2018, lease receivables of ¥538 million and ¥50 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,642 million and ¥1,135 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018.
	(2)	Included in the additions of other impaired loans for the six months ended September 30, 2017 and 2018 are nonaccrual TDRs as follows: ¥6,489 million and ¥6,870 million—Card; ¥3,366 million and ¥9,809 million—MUFG Americas Holdings; and ¥6,108 million and ¥6,499 million—Krungsri, respectively.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2017 and 2018:

	2017			2018
	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥28,645	¥28,603	¥2,996	¥20,440	¥20,440	¥1,643
Manufacturing	12,502	12,460	368	4,594	4,594	74
Construction	142	142	—	43	43	—
Real estate	1,107	1,107	10	561	561	—
Services	2,343	2,343	680	1,505	1,505	436
Wholesale and retail	9,889	9,889	1,778	12,240	12,240	615
Banks and other financial institutions	246	246	—	—	—	—
Communication and information services	1,072	1,072	135	156	156	518
Other industries	425	425	—	312	312	—
Consumer	919	919	25	1,029	1,029	—
Foreign-excluding MUAH and Krungsri	9,983	9,983	—	5,649	5,649	—
Loans acquired with deteriorated credit quality	—	—	—	—	—	—
Residential(1)(3)	5,459	5,459	124	4,235	4,235	83
Card(2)(3)	9,570	9,334	1,977	10,382	9,953	1,810
MUAH(2)(3)	18,878	18,878	2,331	11,621	11,621	199
Krungsri(2)(3)	9,856	9,856	1,735	11,889	11,889	3,545

Total	¥82,391	¥82,113	¥9,163	¥64,216	¥63,787	¥7,280

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.
	(3)

For the six months ended September 30, 2017 and 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions)
Commercial(1)
Domestic	¥482,566	¥469,793
Manufacturing	320,702	317,379
Construction	7,362	5,008
Real estate	33,289	30,160
Services	23,987	19,619
Wholesale and retail	70,119	71,529
Banks and other financial institutions	6	142
Communication and information services	12,837	11,939
Other industries	9,712	8,594
Consumer	4,552	5,423
Foreign-excluding MUAH and Krungsri	54,182	55,953
Residential(1)	40,734	36,915
Card(2)	67,352	66,174
MUAH(2)	65,373	63,543
Krungsri(2)	54,036	56,026

Total	¥764,243	¥748,404

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2018 and September 30, 2018 are nonaccrual TDRs as follows: ¥38,811 million and ¥38,797 million—Card; ¥26,040 million and ¥26,262 million—MUFG Americas Holdings; and ¥24,855 million and ¥25,931 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2017 and 2018 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

In regards to the Card, MUFG Americas Holdings and Krungsri segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2018 and September 30, 2018 are shown below:

At March 31, 2018:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥49,050,274	¥1,690,924	¥271,456	¥51,012,654
Manufacturing	10,215,497	596,662	57,730	10,869,889
Construction	727,932	43,673	9,116	780,721
Real estate	11,379,291	279,931	32,692	11,691,914
Services	2,467,540	175,733	24,081	2,667,354
Wholesale and retail	7,518,383	374,706	77,870	7,970,959
Banks and other financial institutions	4,800,281	10,923	1,145	4,812,349
Communication and information services	1,491,093	48,153	11,958	1,551,204
Other industries	8,780,517	120,466	36,951	8,937,934
Consumer	1,669,740	40,677	19,913	1,730,330
Foreign-excluding MUAH and Krungsri	36,049,123	569,137	108,276	36,726,536
Loans acquired with deteriorated credit quality	12,035	11,728	3,562	27,325

Total	¥85,111,432	¥2,271,789	¥383,294	¥87,766,515

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,012,978	¥67,258	¥14,080,236
Card	¥528,108	¥61,707	¥589,815

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥4,360,445	¥14,238	¥4,509,044	¥59,890	¥116,842	¥9,060,459

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥5,284,018	¥198,526	¥123,106	¥5,605,650

At September 30, 2018:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,890,218	¥1,341,229	¥250,970	¥50,482,417
Manufacturing	10,346,070	312,971	51,563	10,710,604
Construction	647,261	42,713	8,362	698,336
Real estate	11,404,353	252,057	25,158	11,681,568
Services	2,369,508	173,272	24,350	2,567,130
Wholesale and retail	7,414,787	345,008	72,928	7,832,723
Banks and other financial institutions	4,863,465	7,860	1,654	4,872,979
Communication and information services	1,494,291	44,645	11,340	1,550,276
Other industries	8,778,527	124,001	39,829	8,942,357
Consumer	1,571,956	38,702	15,786	1,626,444
Foreign-excluding MUAH and Krungsri	37,231,943	537,483	93,785	37,863,211
Loans acquired with deteriorated credit quality	11,194	12,391	3,270	26,855

Total	¥86,133,355	¥1,891,103	¥348,025	¥88,372,483

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥13,794,000	¥66,329	¥13,860,329
Card	¥519,794	¥61,995	¥581,789

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥4,517,991	¥13,596	¥4,403,693	¥57,260	¥103,156	¥9,095,696

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥5,496,214	¥197,527	¥115,084	¥5,808,825

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUFG Americas Holdings do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans which are not individually rated totaling ¥953 million and ¥825 million at March 31, 2018 and September 30, 2018, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

For a discussion and explanation of the MUFG Group’s credit quality indicator, see Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2018.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2018 and September 30, 2018 are based on information as of March 31, 2018 and September 30, 2018, respectively. For the MUFG Americas Holdings and Krungsri segments, credit quality indicators at March 31, 2018 and September 30, 2018 are generally based on information as of December 31, 2017 and June 30, 2018, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2018 and September 30, 2018 are shown below:

At March 31, 2018:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,290	¥43,913	¥57,203	¥50,955,451	¥51,012,654	¥6,419
Manufacturing	1,495	1,300	2,795	10,867,094	10,869,889	—
Construction	359	437	796	779,925	780,721	—
Real estate	2,090	3,225	5,315	11,686,599	11,691,914	1,633
Services	1,025	620	1,645	2,665,709	2,667,354	26
Wholesale and retail	3,886	4,198	8,084	7,962,875	7,970,959	1,349
Banks and other financial institutions	—	21	21	4,812,328	4,812,349	—
Communication and information services	657	328	985	1,550,219	1,551,204	—
Other industries	251	28,315	28,566	8,909,368	8,937,934	—
Consumer	3,527	5,469	8,996	1,721,334	1,730,330	3,411
Foreign-excluding MUAH and Krungsri	12,512	19,655	32,167	36,694,369	36,726,536	1,083
Residential	78,073	19,399	97,472	13,974,118	14,071,590	10,806
Card	18,887	32,218	51,105	528,284	579,389	—
MUAH	23,145	13,648	36,793	9,009,426	9,046,219	771
Krungsri	116,665	99,315	215,980	5,383,477	5,599,457	—

Total	¥262,572	¥228,148	¥490,720	¥116,545,125	¥117,035,845	¥19,079

At September 30, 2018:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,946	¥46,030	¥59,976	¥50,422,441	¥50,482,417	¥5,551
Manufacturing	1,368	1,694	3,062	10,707,542	10,710,604	—
Construction	589	313	902	697,434	698,336	13
Real estate	2,302	4,744	7,046	11,674,522	11,681,568	1,948
Services	707	789	1,496	2,565,634	2,567,130	—
Wholesale and retail	4,181	1,960	6,141	7,826,582	7,832,723	73
Banks and other financial institutions	—	24	24	4,872,955	4,872,979	—
Communication and information services	1,170	181	1,351	1,548,925	1,550,276	—
Other industries	229	30,648	30,877	8,911,480	8,942,357	—
Consumer	3,400	5,677	9,077	1,617,367	1,626,444	3,517
Foreign-excluding MUAH and Krungsri	12,655	18,383	31,038	37,832,173	37,863,211	916
Residential	70,006	16,581	86,587	13,765,686	13,852,273	7,422
Card	17,700	32,058	49,758	528,174	577,932	—
MUAH	21,226	13,764	34,990	9,048,818	9,083,808	763
Krungsri	121,122	94,001	215,123	5,587,828	5,802,951	—

Total	¥256,655	¥220,817	¥477,472	¥117,185,120	¥117,662,592	¥14,652

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUFG Americas Holdings do not include ¥5 million and nil of FDIC covered loans at March 31, 2018 and September 30, 2018, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2017 and 2018 are shown below:

Six months ended September 30, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188
Provision for (reversal of) credit losses	(207,025)	(16,024)	10,669	(5,882)	31,694	(186,568)
Charge-offs	55,204	2,238	11,047	9,241	26,274	104,004
Recoveries	12,376	666	695	1,547	8,372	23,656

Net charge-offs	42,828	1,572	10,352	7,694	17,902	80,348
Others(1)	1,709	—	—	(2,679)	1,879	909

Balance at end of period	¥652,542	¥49,740	¥30,482	¥57,478	¥125,939	¥916,181

Six months ended September 30, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(104,297)	(1,651)	12,400	1,423	21,065	(71,060)
Charge-offs	22,432	1,648	12,401	7,909	30,213	74,603
Recoveries	6,616	416	500	1,448	10,119	19,099

Net charge-offs	15,816	1,232	11,901	6,461	20,094	55,504
Others(1)	3,368	—	—	(1,274)	(5,045)	(2,951)

Balance at end of period	¥374,353	¥39,663	¥32,618	¥47,453	¥140,522	¥634,609

Note:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2018 and September 30, 2018 are shown below:

At March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥414,706	¥16,644	¥21,223	¥7,743	¥29,402	¥489,718
Collectively evaluated for impairment	64,375	24,718	10,884	45,571	115,161	260,709
Loans acquired with deteriorated credit quality	12,017	1,184	12	451	33	13,697

Total	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Loans:
Individually evaluated for impairment	¥977,945	¥110,197	¥66,957	¥82,545	¥84,094	¥1,321,738
Collectively evaluated for impairment	86,761,245	13,961,393	512,432	8,963,679	5,515,363	115,714,112
Loans acquired with deteriorated credit quality	27,325	8,646	10,426	15,188	6,193	67,778

Total(1)	¥87,766,515	¥14,080,236	¥589,815	¥9,061,412	¥5,605,650	¥117,103,628

At September 30, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥310,492	¥14,275	¥21,686	¥6,464	¥27,900	¥380,817
Collectively evaluated for impairment	50,080	24,042	10,921	40,655	112,592	238,290
Loans acquired with deteriorated credit quality	13,781	1,346	11	334	30	15,502

Total	¥374,353	¥39,663	¥32,618	¥47,453	¥140,522	¥634,609

Loans:
Individually evaluated for impairment	¥926,053	¥105,647	¥65,805	¥67,978	¥80,455	¥1,245,938
Collectively evaluated for impairment	87,419,575	13,746,626	512,127	9,015,830	5,722,496	116,416,654
Loans acquired with deteriorated credit quality	26,855	8,056	3,857	12,713	5,874	57,355

Total(1)	¥88,372,483	¥13,860,329	¥581,789	¥9,096,521	¥5,808,825	¥117,719,947

Note:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

The MUFG Group sold ¥580 billion and ¥590 billion of loans within the Commercial segment during the six months ended September 30, 2017 and 2018, respectively.